UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chilton Capital Management, L.P.
           -----------------------------------------------------
Address:   1300 Post Oak Boulevard,
           Suite 1220
           Houston, TX 77056
           -----------------------------------------------------

Form 13F File Number: 28-07004
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter                    Houston, TX                   8/09/2007
--------------------                   -----------                    ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            96
                                         ------------
Form 13F Information Table Value Total:  $266,873,466
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP           PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
3M Co Com                      COM              88579Y101  5693992   64035          Sole             Sole      0    0
Abbott Laboratories            COM              002824100   641482   12655          Sole             Sole      0    0
Advanced Cell                  COM              00752K105     9250   25000          Sole             Sole      0    0
Alnylam                        COM              02043Q107   716067   29700          Sole             Sole      0    0
Alsius Corp                    COM              021211107   199430   38500          Sole             Sole      0    0
Altria Group Inc               COM              02209S103   435910    6558          Sole             Sole      0    0
American Express Co N Y Com    COM              025816109  4352273   74347          Sole             Sole      0    0
American International Group   COM              026874107  4098471   63859          Sole             Sole      0    0
Amgen                          COM              031162100  3934682   73217          Sole             Sole      0    0
Anheuser-Busch Cos             COM              035229103   208736    4280          Sole             Sole      0    0
Apache Corp                    COM              037411105   376946    4620          Sole             Sole      0    0
Applied Materials Inc.         COM              038222105   418760   19000          Sole             Sole      0    0
Arch Coal Inc                  COM              039380100  3655487  122298          Sole             Sole      0    0
Bank of America Corp           COM              060505104 63073484 1330103          Sole             Sole      0    0
Biomira Inc                    COM              09161R106    69750   75000          Sole             Sole      0    0
Boston Scientific              COM              101137107   266945   20300          Sole             Sole      0    0
BP PLC Spons ADR               COM              055622104  1134412   16346          Sole             Sole      0    0
Bruker Biosciences             COM              116794108  2695540  344258          Sole             Sole      0    0
Caliper Life Sciences Inc Com  COM              130872104   203520   42400          Sole             Sole      0    0
Cambridge Heart Inc            COM              131910101   181420   47000          Sole             Sole      0    0
Cameron Intl Corp              COM              13342B105  2905110   37245          Sole             Sole      0    0
Cerner Corp                    COM              156782104  2683153   50750          Sole             Sole      0    0
Chevron Corporation            COM              166764100  3915139   45920          Sole             Sole      0    0
Cisco Systems Inc              COM              17275R102  3622481  125302          Sole             Sole      0    0
CitiGroup                      COM              172967101  7047438  151330          Sole             Sole      0    0
Coca-Cola Company              COM              191216100  1251891   24024          Sole             Sole      0    0
ConocoPhillips                 COM              20825C104  1205971   14918          Sole             Sole      0    0
CVS Caremark Corp              COM              126650100  5025519  142811          Sole             Sole      0    0
Cyberonics Inc.                COM              23251P102  1599150  114225          Sole             Sole      0    0
Cygnus E Transaction Gp        COM              23255V105      810   13500          Sole             Sole      0    0
Cytogen Corp Com New           COM              232824300    65500   50000          Sole             Sole      0    0
Dow Chem Co                    COM              260543103  5332996  122654          Sole             Sole      0    0
Enterprise Products Partners   COM              293792107   404300   13000          Sole             Sole      0    0
Exxon Mobil Corp Com           COM              30231G102  9330957  109608          Sole             Sole      0    0
First Investors                COM              32058A101   152295   21450          Sole             Sole      0    0
Foothills Resources Inc        COM              34512E109    12700   10000          Sole             Sole      0    0
Franklin Resources Inc         COM              354613101  3817024   29968          Sole             Sole      0    0
Genentech                      COM              368710406   205661    2765          Sole             Sole      0    0
General Electric Co            COM              369604103  7912802  204149          Sole             Sole      0    0
Goldcorp Inc                   COM              380956409   460756   18150          Sole             Sole      0    0
Goldman Sachs Group            COM              38141G104  5277663   28022          Sole             Sole      0    0
Google                         COM              38259P508  2775930    5443          Sole             Sole      0    0
Halliburton Co Del             COM              406216101  3323890   92279          Sole             Sole      0    0
Hershey Foods Corp.            COM              427866108   489121   10610          Sole             Sole      0    0
Home Depot                     COM              437076102   267921    7208          Sole             Sole      0    0
Ico Inc New Com                COM              449293109   321920   32000          Sole             Sole      0    0
Insite Vision Inc              COM              457660108    94430   71000          Sole             Sole      0    0
Intel Corp                     COM              458140100  5784255  244888          Sole             Sole      0    0
Intuit Incorporated            COM              461202103  3130839  109317          Sole             Sole      0    0
Isis Pharmaceuticals           COM              464330109  5008407  481115          Sole             Sole      0    0
J P Morgan Chase & Co.         COM              46625H100  3769401   85649          Sole             Sole      0    0
JDS Uniphase                   COM              46612J101  3237333  225913          Sole             Sole      0    0
Johnson & Johnson              COM              478160104  2148038   35505          Sole             Sole      0    0
Kroger Company                 COM              501044101   259600   10000          Sole             Sole      0    0
L-1 Identity Solutions Inc.    COM              50212A106  2488865  145208          Sole             Sole      0    0
La Jolla                       COM              503459307    47880   12000          Sole             Sole      0    0
Lamar Advertising Co - Class A COM              512815101  1951870   32788          Sole             Sole      0    0
Lexicon Pharmaceuticals Inc    COM              528872104   176358   54600          Sole             Sole      0    0
Marathon Oil Corp              COM              565849106   750720   13600          Sole             Sole      0    0
Medtronic Inc                  COM              585055106  4099456   80905          Sole             Sole      0    0
Merck & Co Inc                 COM              589331107   282558    5691          Sole             Sole      0    0
Merrill Lynch & Co             COM              590188108  5309206   71553          Sole             Sole      0    0
Microsoft Corp                 COM              594918104  4511047  155607          Sole             Sole      0    0
Morgan Stanley                 COM              617446448  6367009   99687          Sole             Sole      0    0
Newmont Mining                 COM              651639106   208333    4990          Sole             Sole      0    0
Nokia Corp                     COM              654902204  3957991  138198          Sole             Sole      0    0
Northrop Grumman Corp          COM              666807102  2265497   29770          Sole             Sole      0    0
Northstar                      COM              66704V101  1898249  185195          Sole             Sole      0    0
Novartis A G Spon Adr          COM              66987V109  4168878   77273          Sole             Sole      0    0
Panacos Pharmaceuticals        COM              69811Q106    82500   25000          Sole             Sole      0    0
Pepsico Inc                    COM              713448108   607379    9256          Sole             Sole      0    0
Pfizer Inc                     COM              717081103  1126646   47922          Sole             Sole      0    0
Procter & Gamble Co            COM              742718109  5232057   84579          Sole             Sole      0    0
Rstk 100,000ths                COM              584994966        0   33000          Sole             Sole      0    0
Rstk Filecontrol.Com           COM              316996206        0   49520          Sole             Sole      0    0
Rstk Marketplace - Common      COM              570990119        0  259000          Sole             Sole      0    0
Rstk Marketplace - Preferred   COM              570990218        0   15000          Sole             Sole      0    0
Rstk Networkoil Inc            COM              641991138        0  575000          Sole             Sole      0    0
Saint Jude Medical             COM              790849103  1470858   34095          Sole             Sole      0    0
Schlumberger Ltd Com           COM              806857108  5784077   61065          Sole             Sole      0    0
Sequenom Inc                   COM              817337405   159300   30000          Sole             Sole      0    0
Southern Company               COM              842587107   347636   10334          Sole             Sole      0    0
Supergen Inc                   COM              868059106   114190   19000          Sole             Sole      0    0
Symantec Corp                  COM              871503108  3540499  184401          Sole             Sole      0    0
Teco Energy Inc                COM              872375100   295136   18286          Sole             Sole      0    0
Texas Instruments Inc.         COM              882508104  4600741  130740          Sole             Sole      0    0
Tractor Supply Company         COM              892356106  3991537   83997          Sole             Sole      0    0
Tyco Int'l Ltd                 COM              G9143X208   353781   10470          Sole             Sole      0    0
Under Armour Inc.              COM              904311107  3236184   52698          Sole             Sole      0    0
United Technologies Corp       COM              913017109   334786    4588          Sole             Sole      0    0
Wal Mart Stores Inc            COM              931142103   369254    8036          Sole             Sole      0    0
Waters Corp.                   COM              941848103  1853950   31822          Sole             Sole      0    0
Wells Fargo                    COM              949746101   208564    6176          Sole             Sole      0    0
Wrigley Wm JR Co               COM              982526105  5286891   91659          Sole             Sole      0    0
Xilinx                         COM              983919101  4186625  167465          Sole             Sole      0    0